Share-Based Compensation - Unit's activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Granted		10	10
Restricted stock unit ("RSU") | 2020 Omnibus Equity Incentive Plan
Share-Based Compensation
Unvested balance	0
Granted	3,647,504
Unvested balance	2,928,025	0
Vested	(719,479)
Weighted average grant price
Unvested balance	$ 0.00
Granted	15.85
Vested	15.85
Unvested balance	$ 15.85	$ 0.00
Common B-1 Units
Share-Based Compensation
Unvested balance		522,086
Granted		683,889	4,475,029
Unvested balance			522,086
Vested		(1,205,975)	(3,952,943)